Note 18	6 Months Ended
Jun. 30, 2026
Tax Assets And Liabilties [Abstract]
Disclosure of tax assets and liabilities [Text Block]	Tax Consolidated tax group
Pursuant to current legislation, BBVA consolidated tax group in Spain includes the Bank (as the parent company) and its Spanish subsidiaries that meet the requirements provided for under Spanish legislation regulating the taxation regime for the consolidated profit of corporate groups.
The Group’s non-Spanish banks and subsidiaries file tax returns in accordance with the tax legislation in force in each country.
Current and deferred taxes
The balance under the heading "Tax assets" in the condensed consolidated balance sheets includes the balances receivable from the tax authorities relating to current and deferred tax assets. The balance under the “Tax liabilities” heading includes the Group’s various current and deferred tax liabilities. The details of the mentioned tax assets and liabilities are as follows:

TAX ASSETS AND LIABILITIES (MILLIONS OF EUROS)

	June 2026	December 2025
Tax assets
Current tax assets	3,006	3,998
Deferred tax assets	14,152	13,869
Total	17,158	17,867
Tax liabilities
Current tax liabilities	1,685	1,480
Deferred tax liabilities	2,997	2,540
Total	4,682	4,020
As of June 30, 2026, and December 31, 2025, current tax liabilities include, among other things, the outstanding amount of the Interest Margin and Commission Tax (IMIC) applicable to certain financial entities. Specifically, as of June 30, 2026, current tax liabilities comprise both the amount of IMIC payable for the 2025 financial year - whose total amount, after the update derived from the Corporate Income Tax Return for the year 2025 amounts to €296 million - and the amount accrued for the first half of 2026, which as of June 30, 2026, amounts to, approximately, €149 million. This is recognized under the heading "Tax expense or income related to profit or loss from continuing operations", in accordance with its classification as an income tax under IAS 12, given its characteristics as a direct tax, whose taxable event is the generation within Spanish territory of a positive net interest margin and commissions during the tax period.